Shareholders’ equity (Details Narrative) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 10, 2020	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Share premium (in Euro)		€ 217,156	€ 213,477
Transaction costs (in Euro)		€ 5,000
Deferred shares		25,000
Nominal value of deferred shares (in Euro per share)		€ 1
Deferred shares cancelled	25,000
P I P E Financing [Member]
IfrsStatementLineItems [Line Items]
Share premium (in Euro)		€ 188,000
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		13,805,649	10,998,723
Par value (in Dollars per share)		€ 0.0001	€ 0.0001
Shares issued		2,125,000
Class B Ordinary Shares [Member] | Fusion Fuel Green [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		2,125,000
Par value (in Dollars per share)		€ 0.0001
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		0	2,125,000
Number of shares sold		681,926
Proceed from sales of share		€ 3,685,792
Class A Ordinary Shares [Member] | Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued		2,450,000
Class A Ordinary Shares [Member] | Fusion Fuel Green [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares outstanding		7,033,356
Par value (in Dollars per share)		€ 0.0001